ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2018 and December 31, 2017:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Investment properties	$422	$853
Property, plant and equipment	—	475
Equity accounted investments	568	—
Accounts receivables and other assets	14	105
Assets held for sale	1,004	1,433
Debt obligations	153	1,107
Accounts payable and other liabilities	10	209
Liabilities associated with assets held for sale	$163	$1,316

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Balance, beginning of year	$1,433	$147
Reclassification to/(from) assets held for sale, net	2,382	4,641
Disposals	(2,819)	(3,365)
Fair value adjustments	81	8
Foreign currency translation	(32)	7
Other	(41)	(5)
Assets held for sale	$1,004	$1,433